Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity - USD ($)	ATM Program [Member] Series A Preferred Stock, Mezzanine Equity [Member]	ATM Program [Member] Series B Preferred Stock, Mezzanine Equity [Member]	ATM Program [Member] Series C Preferred Stock Mezzanine Equity [Member]	ATM Program [Member] Common Stock [Member]	ATM Program [Member] Additional Paid-in Capital [Member]	ATM Program [Member] Retained Earnings [Member]	ATM Program [Member] Treasury Stock, Common [Member]	ATM Program [Member]	ELOC Purchase Agreement [Member] Series C Preferred Stock [Member]	ELOC Purchase Agreement [Member] Series A Preferred Stock, Mezzanine Equity [Member]	ELOC Purchase Agreement [Member] Series B Preferred Stock, Mezzanine Equity [Member]	ELOC Purchase Agreement [Member] Series C Preferred Stock Mezzanine Equity [Member]	ELOC Purchase Agreement [Member] Common Stock [Member]	ELOC Purchase Agreement [Member] Additional Paid-in Capital [Member]	ELOC Purchase Agreement [Member] Retained Earnings [Member]	ELOC Purchase Agreement [Member] Treasury Stock, Common [Member]	ELOC Purchase Agreement [Member]	Series B Preferred Stock [Member] Series A Preferred Stock, Mezzanine Equity [Member]	Series B Preferred Stock [Member] Series B Preferred Stock, Mezzanine Equity [Member]	Series B Preferred Stock [Member] Series C Preferred Stock Mezzanine Equity [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Retained Earnings [Member]	Series B Preferred Stock [Member] Treasury Stock, Common [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member] Series A Preferred Stock, Mezzanine Equity [Member]	Series C Preferred Stock [Member] Series B Preferred Stock, Mezzanine Equity [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Mezzanine Equity [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member] Treasury Stock, Common [Member]	Series C Preferred Stock [Member]	Series A Preferred Stock, Mezzanine Equity [Member]	Series B Preferred Stock, Mezzanine Equity [Member]	Series C Preferred Stock Mezzanine Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Balance (in shares)																																		3,000	0	0	1,000			0
Balance (in shares) at Dec. 31, 2022																																		3,000	0	0	1,000			0
Balance at Dec. 31, 2022																																		$ 0	$ 0	$ 0	$ 0	$ 837,598,000	$ (824,532,000)	$ (3,054,000)	$ 10,012,000
Net loss																																		$ 0	$ 0	$ 0	$ 0	0	(20,291,000)	0	(20,291,000)
Redemption of Series A Preferred Stock (in shares)																																		(3,000)	0	0	0
Exercise of common stock warrants, net of expenses (in shares)																																		0	0	0	0
Exercise of common stock warrants, net of expenses																																		$ 0	$ 0	$ 0	$ 0	843,000	0	0	843,000
Issuance of common stock (in shares)	0	0	0	1,000																														0	0	0	5,000
Issuance of common stock	$ 0	$ 0	$ 0	$ 0	$ 755,000	$ 0	$ 0	$ 755,000																										$ 0	$ 0	$ 0	$ 0	10,794,000	0	0	10,794,000
Stock-based compensation expense																																		0	0	0	0	1,278,000	0	0	1,278,000
Balance at Dec. 31, 2023																																		$ 0	$ 0	$ 0	$ 0	851,268,000	(844,823,000)	$ (3,054,000)	3,391,000
Balance (in shares) at Dec. 31, 2023																																		0	0	0	7,000			0
Balance (in shares)																																		0	0	0	7,000			0
Net loss																																			$ 0	$ 0	$ 0	0	10,219,000	$ 0	10,219,000
Issuance of common stock (in shares)		0	0	3,000				2,862
Issuance of common stock		$ 0	$ 0	$ 1,000	1,366,000	0	0	$ 1,367,000
Stock-based compensation expense																																			$ 0	$ 0	$ 0	164,000	0	0	164,000
Issuance of Series C preferred stock to extinguish debt (in shares)																																			0	0
Issuance of Series C preferred stock to extinguish debt																																			$ 0	$ 0	$ 0	280,000	0	0	280,000
Balance at Mar. 31, 2024																																			$ 0	$ 0	$ 1,000	853,078,000	(834,604,000)	$ (3,054,000)	15,421,000
Balance (in shares) at Mar. 31, 2024																																			0	0	10,000
Balance (in shares) at Dec. 31, 2023																																		0	0	0	7,000			0
Balance at Dec. 31, 2023																																		$ 0	$ 0	$ 0	$ 0	851,268,000	(844,823,000)	$ (3,054,000)	3,391,000
Net loss																																									(1,805,000)
Deemed dividends on Series C preferred stock																																	$ 0
Balance at Jun. 30, 2024																																			$ 6,954,000	$ 0	$ 1,000	853,175,000	(846,628,000)	$ (3,054,000)	3,494,000
Balance (in shares) at Jun. 30, 2024																																			6,000	0	12,000
Balance (in shares) at Dec. 31, 2023																																		0	0	0	7,000			0
Balance at Dec. 31, 2023																																		$ 0	$ 0	$ 0	$ 0	851,268,000	(844,823,000)	$ (3,054,000)	3,391,000
Net loss																																		$ 0	$ 0	$ 0	$ 0	0	(1,787,000)	0	(1,787,000)
Issuance of common stock (in shares)	0	0	0	3,000				2,862		0	0	0	191,000				200,000	0	6,000	0	0					0	0	6,000	0
Issuance of common stock	$ 0	$ 0	$ 0	$ 0	$ 1,366,000	$ 0	$ 0	$ 1,366,000		$ 0	$ 0	$ 0	$ 0	$ 9,045,000	$ 0	$ 0	$ 9,045,000	$ 0	$ 6,954,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 745,000	$ 0	$ 0	$ 0	$ 0	0
Exchange of Series B preferred stock (in shares)																																		0	(6,000)	9,000	0
Exchange of Series B preferred stock																																		$ 0	$ (6,954,000)	$ 1,644,000	$ 0	(79,000)	0	0	(79,000)
Issuance of Series C preferred stock to extinguish debt (in shares)																																		0	0	3,000	0
Issuance of Series C preferred stock to extinguish debt																									$ 6,900,000									$ 0	$ 0	$ 569,000	$ 0	0	0	0	0
Issuance of Series C preferred stock as consideration for services (in shares)																																		0	0	0	0
Issuance of Series C preferred stock as consideration for services																																		$ 0	$ 0	$ 24,000	$ 0	0	0	0	0
Series C preferred stock conversions (in shares)																																		0	0	(4,000)	53,000
Series C preferred stock conversions																																		$ 0	$ 0	$ (889,000)	$ 0	946,000	0	0	946,000
Preferred stock redemptions (in shares)									1,563																	0	0	(2,000)	0
Preferred stock redemptions									$ (1,900,000)																	$ 0	$ 0	$ (325,000)	$ 0	$ (1,551,000)	$ 0	$ 0	(1,551,000)
Deemed dividends on Series C preferred stock																																		0	0	1,413,000	0	(1,413,000)	0	0	(1,413,000)
Cash dividends on Series C preferred stock																																		$ 0	$ 0	$ 0	$ 0	(657,000)	0	0	(657,000)
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																		0	0	0	0
Issuance of common stock, equity consideration in debt extinguishment																																		$ 0	$ 0	$ 0	$ 0	280,000	0	0	280,000
Reverse split adjustments - fractional share round ups (in shares)																																		0	0	0	2,000
Stock-based compensation expense																																		$ 0	$ 0	$ 0	$ 0	455,000	0	0	455,000
Balance at Dec. 31, 2024																																		$ 0	$ 0	$ 3,181,000	$ 0	859,660,000	(846,610,000)	$ (3,054,000)	9,996,000
Balance (in shares) at Dec. 31, 2024																																		0	0	12,000	256,000			0
Balance (in shares)																																			0	0	10,000
Balance (in shares) at Mar. 31, 2024																																			0	0	10,000
Balance at Mar. 31, 2024																																			$ 0	$ 0	$ 1,000	853,078,000	(834,604,000)	$ (3,054,000)	15,421,000
Net loss																																			$ 0	$ 0	$ 0	0	(12,024,000)	0	(12,024,000)
Reverse split adjustments - fractional share round ups (in shares)																																			0	0	2,000
Stock-based compensation expense																																			$ 0	$ 0	$ 0	97,000	0	0	97,000
Balance at Jun. 30, 2024																																			$ 6,954,000	$ 0	$ 1,000	853,175,000	(846,628,000)	(3,054,000)	3,494,000
Balance (in shares) at Jun. 30, 2024																																			6,000	0	12,000
Balance (in shares)																																			6,000	0	12,000
Issuance of Series C preferred stock to extinguish debt (in shares)																									5,500
Issuance of Series C preferred stock to extinguish debt																									$ 6,900,000
Balance at Dec. 31, 2024																																		$ 0	$ 0	$ 3,181,000	$ 0	859,660,000	(846,610,000)	$ (3,054,000)	9,996,000
Balance (in shares) at Dec. 31, 2024																																		0	0	12,000	256,000			0
Balance (in shares)																																		0	0	12,000	256,000			0
Net loss																																			$ 0	$ 0	$ 0	0	(4,045,000)	$ 0	(4,045,000)
Exercise of common stock warrants, net of expenses																																			0	0	0	312,000	0	0	312,000
Issuance of common stock (in shares)											0	0	151,000
Issuance of common stock											$ 0	$ 0	$ 1,000	1,977,000	0	0	$ 1,978,000
Stock-based compensation expense																																			$ 0	$ 0	$ 0	72,000	0	0	72,000
Issuance of Series C preferred stock to extinguish debt (in shares)																																			0	(9,000)	3,046,000
Issuance of Series C preferred stock to extinguish debt																																			$ 0	$ (2,815,000)	$ 3,000	2,860,000	0	0	2,863,000
Issuance of common stock, equity consideration in debt extinguishment (in shares)																																			0	0	57,000
Issuance of common stock, equity consideration in debt extinguishment																																			$ 0	$ 0	$ 0	476,000	0	0	476,000
Balance at Mar. 31, 2025																																			$ 0	$ 1,038,000	$ 4,000	863,995,000	(850,655,000)	$ (3,054,000)	10,290,000
Balance (in shares) at Mar. 31, 2025																																			0	3,000	3,556,000
Balance (in shares) at Dec. 31, 2024																																		0	0	12,000	256,000			0
Balance at Dec. 31, 2024																																		$ 0	$ 0	$ 3,181,000	$ 0	859,660,000	(846,610,000)	$ (3,054,000)	9,996,000
Net loss																																									(14,676,000)
Issuance of common stock (in shares)									402
Preferred stock redemptions									$ (0.5)
Deemed dividends on Series C preferred stock																																	(4,867,000)
Balance at Jun. 30, 2025																																			$ 0	$ 356,000	$ 9,000	867,937,000	(861,286,000)	(3,054,000)	3,606,000
Balance (in shares) at Jun. 30, 2025																																			0	1,000	9,248,000
Balance (in shares)																																			0	3,000	3,556,000
Balance (in shares) at Mar. 31, 2025																																			0	3,000	3,556,000
Balance at Mar. 31, 2025																																			$ 0	$ 1,038,000	$ 4,000	863,995,000	(850,655,000)	(3,054,000)	10,290,000
Net loss																																			0	0	0	0	(10,631,000)	0	(10,631,000)
Exercise of common stock warrants, net of expenses																																			0	0	0	15,000	0	0	15,000
Issuance of common stock (in shares)											0	0	650,000				700,000
Issuance of common stock											$ 0	$ 0	$ 0	$ 423,000	$ 0	$ 0	$ 423,000
Stock-based compensation expense																																			$ 0	$ 0	$ 0	32,000	0	0	32,000
Issuance of Series C preferred stock to extinguish debt (in shares)																																			0	(2,000)	5,009,000
Issuance of Series C preferred stock to extinguish debt																																			$ 0	$ (1,322,000)	$ 5,000	4,818,000	0	0	4,823,000
Deemed dividends on Series C preferred stock																																	$ (1,700,000)
Balance at Jun. 30, 2025																																			$ 0	$ 356,000	$ 9,000	$ 867,937,000	$ (861,286,000)	$ (3,054,000)	$ 3,606,000
Balance (in shares) at Jun. 30, 2025																																			0	1,000	9,248,000
Balance (in shares)																																			0	1,000	9,248,000